Revenue	9 Months Ended
Sep. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
12.   Revenue

The following is a disaggregation of revenue categorized by commodities sold:

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2018	2017	2018	2017

Silver
Provisional sales revenue	$4,563	$5,813	$16,501	$23,986
Derivative pricing adjustments	(298)	151	(343)	1,466
	4,265	5,964	16,158	25,452
Zinc
Provisional sales revenue	$8,941	$1,406	$32,104	$7,655
Derivative pricing adjustments	(2,494)	330	(2,726)	544
	6,447	1,736	29,378	8,199
Lead
Provisional sales revenue	$6,785	$5,475	$22,641	$18,461
Derivative pricing adjustments	(489)	213	(440)	312
	6,296	5,688	22,201	18,773
Other by-products
Provisional sales revenue	$133	$300	$360	$1,927
Derivative pricing adjustments	(12)	1	3	2
	121	301	363	1,929

Gross revenue	$17,129	$13,689	$68,100	$54,353
Treatment and selling costs	(5,395)	(3,875)	(18,632)	(12,119)
	$11,734	$9,814	$49,468	$42,234

Derivative pricing adjustments represent subsequent variations in revenue recognized as an embedded derivative from contracts with customers and are accounted for as financial instruments (see Note 16). Revenue from contracts with customers is recognized net of treatment and selling costs if payment of those amounts is enforced at the time of sale.